Sale of Intangible Assets and Discontinued Operation - Schedule of Discontinued Operations of Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
General and administrative expenses	$ 2,450,440
Total operating expenses from discontined operation	2,450,440
Operating loss from discontinued Operation	(2,450,440)
Change in fair market value of derivative liabilities	(1,250,584)
Gain on sale of intangible assets, net	648,108
Net loss from discontinued operations	$ (3,052,916)	$ (966,797)